TYPE		13F-HR
PERIOD	12/31/2008
FILER
	CIK	1386088
	CCC	#jjcke4p
SUBMISSION-CONTACT
	NAME	E.OLSEN
	PHONE	703-251-0170

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: December 31, 2008
Check here if Amendment [  ]; Amendment Number:


This Amendment (Check only one.):
[  ] is a restatement.

[  ] adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:
Edelman Financial Services, LLC
Address:
4000 Legato Road, 9th Floor
Fairfax VA 22033
13F File Number:
28-122214
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.
Person Signing this Report on Behalf of Reporting Manager:
Name:
Eric Michael Olsen

Title:
Trading Department Supervisor

Phone:
703-251-0170

Signature,
Place,
and Date of Signing:
Eric Michael Olsen
Fairfax, Virginia
February 13, 2009
Report Type (Check only one.):


[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:
N/A

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:
0
Form 13F Information Table Entry Total:
7
Form 13F Information Table Value Total:
$754,590


List of Other Included Managers:
N/A


FORM 13F INFORMATION TABLE
                                                       Value        InveOtherVote
Name of Issuer                  Title of ClaCusip     x1000  Shares DiscManagAuth
ISHARES TR REALTY INDEX FD      EQUITY - ETF464287564 116690 2641234SOLE      NONE
ISHARES TR NAT RES INDEX FD     EQUITY - ETF464287374 108873 4299857SOLE      NONE
ISHARES TR MIDCAP 400 INDEX FD  EQUITY - ETF464287507 132635 2487047SOLE      NONE
ISHARES TR CORP BOND FD         EQUITY - ETF464287242 151709 1492459SOLE      NONE
VANGUARD TOTAL STK MKT ETF      EQUITY - ETF922908769  30342  678185SOLE      NONE
VANGUARD GROWTH ETF             EQUITY - ETF922908736 214335 5424829SOLE      NONE
POWERSHARES GLOBAL ETF TRUST    EQUITY - ETF73936T615      7     499SOLE      NONE


